UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09607

Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor

Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

Miami, FL 33137

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-202-2263 Date of fiscal year end: November 30 Date of reporting period: February 29, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

February 29, 2016 (unaudited)

Shares		Value
	DOMESTIC EQUITY SECURITIES — 34.7%

	MORTGAGE FINANCE — 2.1%
22,934,100	Federal Home Loan Mortgage Corp. (a)	$38,070,606
12,658,400	Federal National Mortgage Association (a)	21,772,448

		59,843,054

	REAL ESTATE INVESTMENT TRUSTS — 3.1%
2,084,600	Seritage Growth Properties (b)	86,219,056

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 12.7%
23,136,502	The St. Joe Co. (a)(b)(c)	351,906,195

	RETAIL DEPARTMENT STORES — 9.0%
14,497,773	Sears Holdings Corp. (b)(c)(d)	243,852,542
640,300	Sears Hometown and Outlet Stores, Inc. (a)	4,334,831

		248,187,373

	RETAILER — 2.1%
2,415,527	Lands’ End, Inc. (a)(b)	58,117,580

	TRADING COMPANIES & DISTRIBUTORS — 5.7%
4,720,500	MRC Global, Inc. (a)	56,409,975
6,266,800	NOW, Inc. (a)(b)	101,396,824

		157,806,799

TOTAL DOMESTIC EQUITY SECURITIES (COST $1,869,427,801)		962,080,057

Shares		Value

	FOREIGN EQUITY SECURITIES — 1.9%

	CANADA — 1.9%

	METALS & MINING — 1.0%
7,152,813	Imperial Metals Corp. (a)(b)	$26,433,158

	RETAIL DEPARTMENT STORES — 0.9%
9,685,672	Sears Canada, Inc. (a)(b)	25,376,461

TOTAL FOREIGN EQUITY SECURITIES (COST $151,962,261)		51,809,619

	DOMESTIC PREFERRED EQUITY SECURITIES — 15.7%

	MORTGAGE FINANCE — 15.7%
	Federal Home Loan Mortgage Corp.
50,025,248	7.875%, Series Z (a)(e)	157,079,279
5,750,575	5.570%, Series V (a)	13,571,357
2,726,100	6.550%, Series Y (a)	6,406,335
1,614,250	0.680%, Series M (a)(e)	6,053,437
1,308,929	0.963%, Series B (a)(e)	5,065,555
1,119,600	5.100%, Series H (a)	4,545,576
519,142	1.680%, Series L (a)(e)	1,951,974
450,000	5.900%, Series U (a)	1,116,000
437,340	5.660%, Series W (a)	1,202,685
200,000	5.000%, Series F (a)	870,000
	Federal National Mortgage Association
57,852,719	7.750%, Series S (a)(e)	180,500,483
8,049,643	7.000%, Series O (a)(e)	39,845,733
3,558,097	4.500%, Series P (a)(e)	8,539,433
1,557,500	6.750%, Series Q (a)	4,127,375
1,500,000	7.625%, Series R (a)	3,840,000
256,000	0.400%, Series G (a)(e)	1,216,000

		435,931,222

	RETAIL DEPARTMENT STORES — 0.0%
15,405	Sears Roebuck Acceptance Corp. 7.400% (b)(c)(d)	146,193

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $719,554,484)		436,077,415

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016 (unaudited)

Shares		Value
	WARRANTS — 12.1%

	DIVERSIFIED BANKS — 0.6%
4,250,218	Bank of America Corp., Vested, Strike Price $13.107, Expire 01/16/2019 (a)(f)	$16,363,339

	MULTI-LINE INSURANCE —11.4%
19,447,291	American International Group, Inc.,
	Vested, Strike Price $44.904, Expire 01/19/2021 (a)(f)	316,601,897

	RETAIL DEPARTMENT STORES — 0.1%
222,319	Sears Holdings Corp.,
	Vested, Strike Price $25.686, Expire 12/15/2019 (a)(b)(c)(d)(f)	1,222,755

TOTAL WARRANTS (COST $344,306,980)		334,187,991

Principal

	DOMESTIC CORPORATE BONDS — 5.3%

	OIL & NATURAL GAS EXPLORATION — 0.7%
$41,863,000	Atwood Oceanics, Inc.
	6.500%, 02/01/2020	17,846,197

	RETAIL DEPARTMENT STORES — 4.6%
	Sears Holdings Corp.
7,715,000	6.625%, 10/15/2018 (b)(c)(d)	6,827,775
143,408,000	8.000%, 12/15/2019 (b)(c)(d)	116,404,274
	Sears Roebuck Acceptance Corp.
823,000	6.875%, 10/15/2017 (b)(c)(d)	656,260
6,886,000	7.500%, 10/15/2027 (b)(c)(d)	4,028,999

		127,917,308

TOTAL DOMESTIC CORPORATE BONDS (COST $190,582,787)		145,763,505

Principal		Value

	FOREIGN CORPORATE BONDS — 4.8%

	CANADA — 4.8%

	METALS & MINING — 4.8%
	Imperial Metals Corp.
$156,780,000	7.000%, 03/15/2019 (b)(g)	$133,388,424

TOTAL FOREIGN CORPORATE BONDS (COST $148,330,786)		133,388,424

	COMMERCIAL PAPER —10.0%

	AUTOMOTIVE RETAIL — 2.9%
	AutoNation, Inc.
20,000,000	1.000%, 03/01/2016 (h)	19,999,657
60,000,000	1.000%, 03/02/2016 (h)	59,997,930

		79,997,587

	ENERGY SERVICES — 0.8%
24,000,000	Duke Energy Corp.
	0.770%, 03/04/2016 (h)	23,998,856

	HOME FURNISHINGS — 2.9%
	Mohawk Industries, Inc.
30,000,000	0.620%, 03/01/2016 (h)	29,999,653
50,000,000	0.620%, 03/03/2016 (h)	49,998,229

		79,997,882

	LODGING — 1.4%
	Wyndham Worldwide Co.
10,000,000	0.900%, 03/01/2016 (h)	9,999,829
10,000,000	0.900%, 03/03/2016 (h)	9,999,479
8,000,000	0.900%, 03/04/2016 (h)	7,999,441
10,000,000	0.670%, 03/14/2016 (h)	9,998,188

		37,996,937

	MULTIMEDIA — 2.0%
	Viacom, Inc.
19,950,000	1.000%, 03/03/2016 (h)	19,949,293
35,000,000	1.000%, 03/08/2016 (h)	34,996,547

		54,945,840

TOTAL COMMERCIAL PAPER (COST $276,933,638)		276,937,102

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016 (unaudited)

Principal		Value
	U.S. GOVERNMENT OBLIGATIONS — 3.6%
$100,000,000	U.S. Treasury Bills 0.099%,
	03/17/2016 (h)	$99,990,500

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $99,995,689)		99,990,500

Shares

	MONEY MARKET FUNDS — 8.5%
236,325,806	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.37% (i)	236,325,806

TOTAL MONEY MARKET FUNDS (COST $236,325,806)		236,325,806

	MISCELLANEOUS INVESTMENTS — 3.2%(j)

(COST $237,101,390)		87,183,536

Value
TOTAL INVESTMENTS — 99.8% (COST $4,274,521,622)	$2,763,743,955
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%	5,525,134

NET ASSETS — 100.0%	$2,769,269,089

(a)	Non-income producing security.
(b)	Affiliated Company. See Note 3.
(c)

Restricted and controlled security under procedures approved by the Directors. The value of these securities totals $725,044,993, which represents 26.18% of the Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares	Issuer	Acquisition Date(s)	Acquisition Cost	02/29/2016 Carrying Value Per Unit
7,715,000	Sears Holdings Corp., 6.625%	09/10/2015-10/30/2015	$7,757,214	$ 0.88
143,408,000	Sears Holdings Corp., 8.000%	09/10/2015-10/30/2015	$144,784,138	$ 0.81
6,886,000	Sears Roebuck Acceptance Corp., 7.500%	09/08/2015-09/23/2015	$5,138,365	$ 0.59
823,000	Sears Roebuck Acceptance Corp., 6.875%	09/23/2015-09/29/2015	$796,978	$ 0.80
23,136,502	The St. Joe Co.	12/12/2007-10/13/2010	$607,609,975	$15.21
14,497,773	Sears Holdings Corp.	09/19/2005-12/11/2015	$881,679,980	$16.82
15,405	Sears Roebuck Acceptance Corp., 7.400%	09/08/2015-09/24/2015	$253,311	$ 9.49
222,319	Sears Holdings Corp., Strike Price $25.686	09/10/2015-10/20/2015	$3,947,990	$ 5.50

(d)	Security is deemed an illiquid security under Rule 144 and approved by the Directors.
(e)	Variable rate security. Rates shown are the effective rates as of February 29, 2016.
(f)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1, excluding the Sears Holdings Corp. and American International Group, Inc. warrants, which on February 29, 2016 had a conversion ratio of 1:1.11 and 1:1.002, respectively.

(g)

Restricted security as defined in Rule 144A/144a under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Fund’s liquidity guidelines. The value of these securities totals $133,388,424, which represents 4.82% of the Fund’s net assets.

(h)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(i)	Annualized based on the 1-day yield as of February 29, 2016.
(j)	Represents previously undisclosed unrestricted securities, which the Fund has held for less than one year.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

NOTES TO SCHEDULE OF INVESTMENTS

February 29, 2016 (unaudited)

Note 1. Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Fund’s investments are reported at fair value as defined by U.S. GAAP. The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. Fairholme Capital Management, L.L.C. (the “Manager”) may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) long-term fixed-income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of February 29, 2016, fixed-income securities are valued by the Manager utilizing observable market prices on the day of valuation or the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at February 29, 2016, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy. As of December 3, 2015, the Investment Manager was deemed to be an affiliate of Sears Holdings Corporation (“Sears”) for purposes of the Securities Act of 1933 and Rule 144. This determination was made based on a number of factors, including the collective ownership of Sears by the Fund and other investment entities managed by the Investment Manager. The Sears securities are considered control securities under Rule 144 and are treated as restricted securities for purposes of the Investment Manager’s valuation and liquidity procedures. Due to the restrictions on resale, the securities are generally valued at a discount to similar publicly traded securities. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

THE FAIRHOLME FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 29, 2016 (unaudited)

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) local market closures. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

THE FAIRHOLME FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 29, 2016 (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of February 29, 2016 is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 2/29/16
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Retail Department Stores	$4,334,831	$243,852,542	$248,187,373
Other Industries*	713,892,684	—	713,892,684
Foreign Equity Securities*	51,809,619	—	51,809,619
Domestic Preferred Equity Securities
Mortgage Finance	421,644,256	14,286,966	435,931,222
Retail Department Stores	—	146,193	146,193
Warrants
Retail Department Stores	—	1,222,755	1,222,755
Other Industries*	332,965,236	—	332,965,236
Domestic Corporate Bonds*	—	145,763,505	145,763,505
Foreign Corporate Bonds*	—	133,388,424	133,388,424
Commercial Paper*	—	276,937,102	276,937,102
U.S. Government Obligations	—	99,990,500	99,990,500
Money Market Funds	236,325,806	—	236,325,806
Miscellaneous Investments	—	87,183,536	87,183,536

TOTAL INVESTMENTS	$1,760,972,432	$1,002,771,523	$2,763,743,955

*	Industry classifications for these categories are detailed in the Schedule of Investments.

The Fund had transfers of $336,364,941 or 7.29% of net assets as of November 30, 2015 from Level 1 to Level 2 during the period ended February 29, 2016. Transfers from Level 1 to Level 2 are due either to the markets for investments were not considered active as of February 29, 2016 or Sears Holdings Corp. securities are considered control securities under Rule 144 and treated as restricted securities for valuation and liquidity procedures. Due to the restrictions on resale, the securities are generally valued at a discount to similar publicly traded securities. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at February 29, 2016, or November 30, 2015.

Warrants: The Fund’s investments in warrants as of February 29, 2016, are presented within the Schedules of Investments.

The Fund’s warrant positions during the period ended February 29, 2016, had an average monthly market value of approximately $451,071,705.

Note 2. Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized depreciation of investments at February 29, 2016, were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$4,293,479,183	$4,209,362	$(1,533,944,590)	$(1,529,735,228)

THE FAIRHOLME FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 29, 2016 (unaudited)

The difference between book basis and tax basis net unrealized depreciation is attributable to the tax deferral of losses on wash sales and capitalized cost.

Note 3. Transactions in Shares of Affiliates

Portfolio companies in which the Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of the Fund. The aggregate fair value of all securities of affiliates held in the Fund as of February 29, 2016, amounted to $1,155,976,496, representing 41.74% of the Fund’s net assets.

Transactions in the Fund during the period ended February 29, 2016, in which the issuer was an affiliate are as follows:

	November 30, 2015	Gross Additions	Gross Deductions	February 29, 2016
	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Fair Value	Realized Loss	Investment Income
Imperial Metals Corp.	7,132,613	20,200	—	7,152,813	$26,433,158	$—	$—
Lands’ End, Inc.	2,415,527	—	—	2,415,527	58,117,580	—	—
NOW, Inc.	6,266,800	—	—	6,266,800	101,396,824	—	—
Sears Holdings Corp.	14,219,873	277,900	—	14,497,773	243,852,542	—	—
Sears Canada, Inc.	9,685,672	—	—	9,685,672	25,376,461	—	—
Seritage Growth Properties	2,084,600	—	—	2,084,600	86,219,056	—	1,042,300
The St. Joe Co.	23,136,502	—	—	23,136,502	351,906,195	—	—
Sears Roebuck Acceptance Corp. 7.400%	15,405	—	—	15,405	146,193	—	7,125

Sears Holdings Corp., Vested, Strike Price $25.686, Expire 12/15/2019	222,319	—	—	222,319	1,222,755	—	—
Imperial Metals Corp. 7.000%, 03/15/2019	$156,780,000	$—	$—	$156,780,000	133,388,424	—	3,336,041
Sears Holdings Corp. 6.625%, 10/15/2018	$22,022,000	$—	$14,307,000	$7,715,000	6,827,775	(1,522,470)	259,469
Sears Holdings Corp. 8.000%, 12/15/2019	$143,408,000	$—	$—	$143,408,000	116,404,274	—	2,785,071
Sears Roebuck Acceptance Corp. 6.875%, 10/15/2017	$823,000	$—	$—	$823,000	656,260	—	17,042
Sears Roebuck Acceptance Corp. 7.500%, 10/15/2027	$6,886,000	$—	$—	$6,886,000	4,028,999	—	146,116

Total					$1,155,976,496	$(1,522,470)	$7,593,164

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

February 29, 2016 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 6.9%

	REAL ESTATE INVESTMENT TRUSTS — 6.9%
323,600	Seritage Growth Properties	$13,384,096

TOTAL DOMESTIC EQUITY SECURITIES (COST $12,193,178)		13,384,096

	DOMESTIC PREFERRED EQUITY SECURITIES — 10.8%

	MORTGAGE FINANCE — 8.8%
	Federal Home Loan Mortgage Corp.
1,200,000	7.875%, Series Z (a)(b)	3,768,000
1,029,724	6.550%, Series Y (a)	2,419,851
396,000	5.100%, Series H (a)	1,607,760
98,355	6.000%, Series P (a)	442,598
	Federal National Mortgage Association
1,167,500	7.000%, Series O (a)(b)	5,779,125
520,000	7.750%, Series S (a)(b)	1,622,400
500,000	6.750%, Series Q (a)	1,325,000

		16,964,734

	OIL & NATURAL GAS EXPLORATION — 0.3%
	Chesapeake Energy Corp.
47,200	5.000%	578,200
600	5.750% (c)	58,170
100	5.750% (c)	10,659

		647,029

	RETAIL DEPARTMENT STORES — 1.7%
	Sears Roebuck Acceptance Corp.
178,106	7.000% (d)(e)	1,734,752
149,931	7.400% (d)(e)	1,422,845

		3,157,597

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $35,858,283)		20,769,360

Principal		Value

	DOMESTIC CORPORATE BONDS — 28.0%

	AEROSPACE & DEFENSE — 4.4%
	Bombardier, Inc.
$6,557,000	7.500%, 03/15/2018 (c)	$6,278,328
2,500,000	5.500%, 09/15/2018 (c)	2,265,750

		8,544,078

	CONSUMER FINANCE — 2.6%
5,000,000	Ally Financial, Inc.
	3.500%, 07/18/2016	5,003,000

	OIL & NATURAL GAS EXPLORATION — 6.2%
14,155,000	Atwood Oceanics, Inc.
	6.500%, 02/01/2020	6,034,277
	Chesapeake Energy Corp.
10,850,000	7.250%, 12/15/2018	3,933,125
8,856,000	6.625%, 08/15/2020	1,992,600

		11,960,002

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.8%
9,176,000	Homefed Corp.
	6.500%, 06/30/2018 (c)	9,220,962

	RETAIL DEPARTMENT STORES — 10.0%
23,738,500	Sears Holdings Corp.
	8.000%, 12/15/2019 (d)(e)	19,268,540
	Sears Roebuck Acceptance Corp.
95,000	7.500%, 10/15/2027 (d)(e)	55,585
11,000	6.750%, 01/15/2028 (d)(e)	6,522
40,000	6.500%, 12/01/2028 (d)(e)	23,016
50,000	7.000%, 06/01/2032 (d)(e)	29,615

		19,383,278

TOTAL DOMESTIC CORPORATE BONDS (COST $72,399,609)		54,111,320

The accompanying notes are an integral part of the schedule of investments.

1

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016 (unaudited)

Principal		Value
	FOREIGN CORPORATE BONDS — 21.0%

	CANADA — 21.0%

	METALS & MINING — 21.0%
	Imperial Metals Corp.
$47,700,000	7.000%, 03/15/2019 (c)	$40,583,160

TOTAL FOREIGN CORPORATE BONDS (COST $45,043,901)		40,583,160

	COMMERCIAL PAPER — 9.3%

	AUTOMOTIVE RETAIL — 2.6%
	AutoNation, Inc.
5,000,000	1.000%, 03/01/2016 (f)	4,999,914

	ENERGY SERVICES — 2.6%
	Duke Energy Corp.
5,000,000	0.770%, 03/04/2016 (f)	4,999,762

	HOME FURNISHINGS — 2.6%
	Mohawk Industries, Inc.
5,000,000	0.620%, 03/03/2016 (f)	4,999,823

	LODGING — 1.5%
	Wyndham Worldwide Co.
3,000,000	0.900%, 03/02/2016 (f)	2,999,897

TOTAL COMMERCIAL PAPER (COST $17,999,432)		17,999,396

	U.S. GOVERNMENT OBLIGATIONS — 5.2%
10,000,000	U.S. Treasury Bills 0.099%,
	03/17/2016 (f)	9,999,050

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $9,999,578)		9,999,050

Shares		Value

	MONEY MARKET FUNDS — 15.6%
30,046,640	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.37% (g)	$30,046,640

TOTAL MONEY MARKET FUNDS (COST $30,046,640)		30,046,640

	MISCELLANEOUS INVESTMENTS — 1.8%(h)
(COST $4,448,859)		3,360,000

TOTAL INVESTMENTS — 98.6% (COST $227,989,480)		190,253,022
	OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%	2,739,095

NET ASSETS — 100.0%		$192,992,117

(a)	Non-income producing security.
(b)	Variable rate security. Rates shown are the effective rates as of February 29, 2016.
(c)

Restricted security as defined in Rule 144A/144a under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Fund’s liquidity guidelines. The value of these securities totals $58,417,029, which represents 30.27% of the Fund’s net assets.

The accompanying notes are an integral part of the schedule of investments.

2

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016 (unaudited)

(d)	Restricted or controlled security under procedures approved by the Directors. The value of these securities totals $22,540,875, which represents 11.68% of the Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	02/29/2016 Carrying Value Per Unit
23,738,500	Sears Holdings Corp., 8.000%	08/17/2015-08/27/2015	$22,367,064	$0.81
95,000	Sears Roebuck Acceptance Corp., 7.500%	08/27/2015	$55,613	$0.59
11,000	Sears Roebuck Acceptance Corp., 6.750%	08/27/2015	$6,435	$0.59
40,000	Sears Roebuck Acceptance Corp., 6.500%	08/27/2015	$23,140	$0.58
50,000	Sears Roebuck Acceptance Corp., 7.000%	08/27/2015	$28,775	$0.59
178,106	Sears Roebuck Acceptance Corp., 7.000%	08/18/2015-08/28/2015	$2,550,795	$9.74
149,931	Sears Roebuck Acceptance Corp., 7.400%	08/18/2015-08/26/2015	$2,150,510	$9.49

(e)	Security is deemed an illiquid security under Rule 144 and approved by the Directors.
(f)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(g)	Annualized based on the 1-day yield as of February 29, 2016.
(h)	Represents previously undisclosed unrestricted securities, which the Fund has held for less than one year.

The accompanying notes are an integral part of the schedule of investments.

3

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS

February 29, 2016 (unaudited)

Note 1. Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Fund’s investments are reported at fair value as defined by U.S. GAAP. The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. Fairholme Capital Management, L.L.C. (the “Manager”) may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) long-term fixed-income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of February 29, 2016, fixed income securities are valued by the Manager utilizing observable market prices on the day of valuation or the average bid of independent broker/dealer quotes and/or the average of valuation from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at February 29, 2016, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy. As of December 3, 2015, the Investment Manager was deemed to be an affiliate of Sears Holdings Corporation (“Sears”) for purposes of the Securities Act of 1933 and Rule 144. This determination was made based on a number of factors, including the collective ownership of Sears by the Fund and other investment entities managed by the Investment Manager. The Sears securities are considered control securities under Rule 144 and are treated as restricted securities for purposes of the Investment Manager’s valuation and liquidity procedures. Due to the restrictions on resale, the securities are generally valued at a discount to similar publicly traded securities. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

4

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 29, 2016 (unaudited)

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA-developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by the reliable market data from the other market data sources.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) local market closures. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

5

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 29, 2016 (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of February 29, 2016 is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 02/29/2016
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$13,384,096	—	$13,384,096
Domestic Preferred Equity Securities
Mortgage Finance	16,964,734	—	16,964,734
Oil & Natural Gas Exploration	578,200	$68,829	647,029
Retail Department Stores	—	3,157,597	3,157,597
Domestic Corporate Bonds*	—	54,111,320	54,111,320
Foreign Corporate Bonds*	—	40,583,160	40,583,160
Commercial Paper*	—	17,999,396	17,999,396
U.S. Government Obligations	—	9,999,050	9,999,050
Money Market Funds	30,046,640	—	30,046,640
Miscellaneous Investments	—	3,360,000	3,360,000

TOTAL INVESTMENTS	$60,973,670	$129,279,352	$190,253,022

*	Industry classifications for these categories are detailed in the Schedule of Investments.

The Fund did not have material transfers between Level 1 and Level 2 during the period ended February 29, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at February 29, 2016, or November 30, 2015.

Note 2. Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized depreciation of investments at February 29, 2016, were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$228,107,227	$1,308,116	$(39,162,321)	$(37,854,205)

The difference between book basis and tax basis net unrealized appreciation is attributable to capitalized cost.

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

6

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

February 29, 2016 (unaudited)

Shares		Value
	DOMESTIC EQUITY SECURITIES — 40.4%

	DIVERSIFIED HOLDING COMPANIES — 3.1%
467,700	Leucadia National Corp.	$6,758,265

	REAL ESTATE INVESTMENT TRUSTS — 18.8%
974,050	Seritage Growth Properties	40,286,708

	RETAIL DEPARTMENT STORES — 14.0%
1,793,900	Sears Holdings Corp. (a)(b)	30,173,398

	RETAILER — 1.6%
140,000	Lands’ End, Inc. (c)	3,368,400

	TRADING COMPANIES & DISTRIBUTORS — 2.9%
255,000	MRC Global, Inc. (c)	3,047,250
195,000	NOW, Inc. (c)	3,155,100

		6,202,350

TOTAL DOMESTIC EQUITY SECURITIES (COST $126,334,464)		86,789,121

	FOREIGN EQUITY SECURITIES — 5.2%

	CANADA — 5.2%

	METALS & MINING — 4.5%
2,623,506	Imperial Metals Corp. (c)	9,695,143

	RETAIL DEPARTMENT STORES — 0.7%
600,943	Sears Canada, Inc. (c)	1,574,471

TOTAL FOREIGN EQUITY SECURITIES (COST $32,849,535)		11,269,614

Shares		Value
	DOMESTIC PREFERRED EQUITY SECURITIES — 12.1%

	MORTGAGE FINANCE — 12.1%
	Federal Home Loan Mortgage Corp.
4,033,100	7.875%, Series Z (c)(d)	$12,663,934
	Federal National Mortgage Association
4,301,200	7.750%, Series S (c)(d)	13,419,744

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $37,299,594)		26,083,678

	WARRANTS — 12.6%

	DIVERSIFIED BANKS — 7.5%
	Bank of America Corp.,
4,208,161	Vested, Strike Price $13.107, Expire 01/16/2019 (c)(e)	16,201,420

	MULTI-LINE INSURANCE — 3.9%
	American International Group, Inc.,
507,515	Vested, Strike Price $44.904, Expire 01/19/2021 (c)(e)	8,262,344

	RETAIL DEPARTMENT STORES — 1.2%
	Sears Holdings Corp.,
474,266	Vested, Strike Price $25.686, Expire 12/15/2019 (a)(b)(c)(e)	2,608,461

TOTAL WARRANTS (COST $20,159,092)		27,072,225

The accompanying notes are an integral part of the schedule of investments.

1

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016 (unaudited)

Principal		Value
	DOMESTIC CORPORATE BONDS — 1.9%

	OIL & NATURAL GAS EXPLORATION — 1.9%
$9,800,000	Atwood Oceanics, Inc.
	6.500%, 02/01/2020	$4,177,740

TOTAL DOMESTIC CORPORATE BONDS (COST $7,276,107)		4,177,740

	COMMERCIAL PAPER — 9.8%

	AUTOMOTIVE RETAIL — 2.8%
6,000,000	AutoNation, Inc.
	1.000%, 03/01/2016 (f)	5,999,897

	ENERGY SERVICES — 2.8%
6,000,000	Duke Energy Corp.
	0.770%, 03/04/2016 (f)	5,999,714

	HOME FURNISHINGS — 2.3%
5,000,000	Mohawk Industries, Inc.
	0.620%, 03/03/2016 (f)	4,999,823

	LODGING — 1.9%
4,000,000	Wyndham Worldwide Co.
	0.900%, 03/02/2016 (f)	3,999,862

TOTAL COMMERCIAL PAPER (COST $20,999,343)		20,999,296

Principal		Value
	U.S. GOVERNMENT OBLIGATIONS — 4.7%
$10,000,000	U.S. Treasury Bills
	0.099%, 03/17/2016 (f)	$9,999,050

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $9,999,569)		9,999,050

	MONEY MARKET FUNDS —9.7%
20,806,069	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.37% (g)	20,806,069

TOTAL MONEY MARKET FUNDS (COST $20,806,069)		20,806,069

	MISCELLANEOUS INVESTMENTS — 3.8%(h)

(COST $19,981,065)		8,078,812

TOTAL INVESTMENTS — 100.2% (COST $295,704,838)		215,275,605
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%	(536,089)

NET ASSETS — 100.0%		$214,739,516

(a)

Restricted and controlled security under procedures approved by the Directors. The value of these securities totals $32,781,859, which represents 15.27% of the Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares	Issuer	Acquisition Date(s)	Acquisition Cost	02/29/2016 Carrying Value Per Unit

1,793,900	Sears Holdings Corp.	08/19/2011-12/11/2014	$65,137,769	$16.82
474,266	Sears Holdings Corp., Warrants, Vested, Strike Price $25.686, Expire 12/15/2019	11/19/2014-11/24/2014	$3,323,528	$ 5.50

(b)	Security is deemed an illiquid security under Rule 144 and approved by the Directors.
(c)	Non-income producing security.
(d)	Variable rate security. Rates shown are the effective rates as of February 29, 2016.
(e)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1, excluding the Sears Holdings Corp. and American International Group, Inc. warrants, which on February 29, 2016 had a conversion ratio of 1:1.11 and 1:1.002, respectively.

(f)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(g)	Annualized based on the 1-day yield as of February 29, 2016.
(h)	Represents previously undisclosed unrestricted securities, which the Fund has held for less than one year.

The accompanying notes are an integral part of the schedule of investments.

2

THE FAIRHOLME ALLOCATION FUND

NOTES TO SCHEDULE OF INVESTMENTS

February 29, 2016 (unaudited)

Note 1. Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Fund’s investments are reported at fair value as defined by U.S. GAAP. The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. Fairholme Capital Management, L.L.C. (“the Manager”) may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) long-term fixed income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of February 29, 2016, fixed-income securities are valued by the Manager utilizing observable market prices on the day of valuation. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at February 29, 2016, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy. As of December 3, 2015, the Investment Manager was deemed to be an affiliate of Sears Holdings Corporation (“Sears”) for purposes of the Securities Act of 1933 and Rule 144. This determination was made based on a number of factors, including the collective ownership of Sears by the Fund and other investment entities managed by the Investment Manager. The Sears securities are considered control securities under Rule 144 and are treated as restricted securities for purposes of the Investment Manager’s valuation and liquidity procedures. Due to the restrictions on resale, the securities are generally valued at a discount to similar publicly traded securities. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities

3

THE FAIRHOLME ALLOCATION FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 29, 2016 (unaudited)

at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA-developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from other market data sources.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) local market closures. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

4

THE FAIRHOLME ALLOCATION FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 29, 2016 (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of February 29, 2016 is as follows:

	Valuation Inputs

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 2/29/16
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Retail Department Stores	—	$30,173,398	$30,173,398
Other Industries*	$56,615,723	—	56,615,723
Foreign Equity Securities*	11,269,614	—	11,269,614
Domestic Preferred Equity Securities*	26,083,678	—	26,083,678
Warrants
Retail Department Stores	—	2,608,461	2,608,461
Other Industries*	24,463,764	—	24,463,764
Domestic Corporate Bonds*	—	4,177,740	4,177,740
Commercial Paper*	—	20,999,296	20,999,296
U.S. Government Obligations	—	9,999,050	9,999,050
Money Market Funds	20,806,069	—	20,806,069
Miscellaneous Investments	—	8,078,812	8,078,812

TOTAL INVESTMENTS	$139,238,848	$76,036,757	$215,275,605

*	Industry classifications for these categories are detailed in the Schedule of Investments.

The Fund had transfers of $49,276,905 or 16.56% of net assets as of November 30, 2015 from Level 1 to Level 2 during the period ended February 29, 2016. Transfers from Level 1 to Level 2 are due to Sears Holdings Corp. securities are considered control securities under Rule 144 and treated as restricted securities for valuation and liquidity procedures. Due to the restrictions on resale, the securities are generally valued at a discount to similar publicly traded securities. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at February 29, 2016, or November 30, 2015.

Warrants: The Fund’s investments in warrants as of February 29, 2016, are presented within the Schedules of Investments.

The Fund’s warrant positions during the period ended February 29, 2016, had an average monthly market value of approximately $38,376,784.

Note 2. Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments at February 29, 2016, were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$296,011,550	$7,993,104	$(88,729,049)	$(80,735,945)

The differences between book basis and tax basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and capitalized cost.

5

THE FAIRHOLME ALLOCATION FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 29, 2016 (unaudited)

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

6

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President (principal executive officer)

Date	4/25/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	4/25/16

By (Signature and Title)*	/s/ Wayne Kellner
Wayne Kellner, Treasurer
(principal financial officer)

Date	4/25/16

* Print the name and title of each signing officer under his or her signature.